Fair values of financial instruments carried at fair value - Transfers between Level 1 and Level 2 fair values (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Trading liabilities
Liabilities
Transfers from Level 1 to Level 2	$ 42	$ 0
Transfers from Level 2 to Level 1	2,261	0
Financial liabilities designated at fair value
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Derivatives
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	138	0
Available for sale
Assets
Transfers from Level 1 to Level 2	12	0
Transfers from Level 2 to Level 1	13,163	0
Trading
Assets
Transfers from Level 1 to Level 2	233	0
Transfers from Level 2 to Level 1	5,143	0
Financial assets designated at fair value
Assets
Transfers from Level 1 to Level 2	2	0
Transfers from Level 2 to Level 1	0	0
Derivatives
Assets
Transfers from Level 1 to Level 2	1	0
Transfers from Level 2 to Level 1	$ 128	$ 0